As filed with the Securities and Exchange Commission on March 24, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2014

Date of reporting period:  January 31, 2014

Item 1. Schedules of Investments.

Edgar Lomax Value Fund
Schedule of Investments
January 31, 2014 (Unaudited)

Shares	COMMON STOCKS - 95.67%	Value
	Beverage and Tobacco Product Manufacturing - 1.34%
4,650	Altria Group, Inc.	$163,773
5,500	Coca-Cola Co.	208,010
2,700	PepsiCo, Inc.	216,972
		588,755
	Chemical Manufacturing - 13.71%
11,100	AbbVie, Inc.	546,453
4,300	Bristol-Myers Squibb Co.	214,871
19,900	Dow Chemical Co.	905,649
3,538	E. I. du Pont de Nemours and Co.	215,853
14,300	Eli Lilly & Co.	772,343
2,500	Johnson & Johnson	221,175
18,200	Merck & Co., Inc.	964,054
72,302	Pfizer, Inc.	2,197,981
		6,038,379
	Computer and Electronic Product Manufacturing - 12.78%
53,300	Cisco Systems, Inc.	1,167,803
43,100	Hewlett-Packard Co.	1,249,900
85,300	Intel Corp.	2,093,262
9,400	Raytheon Co.	893,658
5,200	Texas Instruments, Inc.	220,480
		5,625,103
	Credit Intermediation and Related Activities - 4.20%
2,000	Capital One Financial Corp.	141,220
2,900	Citigroup, Inc.	137,547
7,500	JPMorgan Chase & Co.	415,200
25,500	Wells Fargo & Co.	1,156,170
		1,850,137
	Food Services and Drinking Places - 3.74%
17,500	McDonald's Corp.	1,647,975
	Funds, Trusts, and Other Financial Vehicles - 0.49%
1,400	Simon Property Group, Inc.	216,776
	General Merchandise Stores - 7.71%
30,900	Target Corp.	1,750,176
22,000	Wal-Mart Stores, Inc.	1,642,960
		3,393,136
	Health and Personal Care Stores - 0.92%
7,100	Walgreen Co.	407,185
	Insurance Carriers and Related Activities - 9.55%
40,600	Allstate Corp.	2,078,720
29,400	UnitedHealth Group, Inc.	2,125,032
		4,203,752
	Machinery Manufacturing - 3.82%
67,000	General Electric Co.	1,683,710
	Management of Companies and Enterprises - 2.14%
3,700	Goldman Sachs Group, Inc.	607,244
11,400	Morgan Stanley	336,414
		943,658
	Merchant Wholesalers, Nondurable Goods - 0.49%
2,800	Procter & Gamble Co.	214,536
	Metal Ore Mining - 0.44%
6,000	Freeport-McMoRan Copper & Gold, Inc.	194,460
	Miscellaneous Manufacturing - 3.09%
3,200	Baxter International, Inc.	218,560
20,200	Medtronic, Inc.	1,142,512
		1,361,072
	Motion Picture and Sound Recording Industries - 1.34%
9,400	Time Warner, Inc.	590,602

	Oil and Gas Extraction - 2.59%
5,800	Apache Corp.	465,508
7,700	Occidental Petroleum Corp.	674,289
		1,139,797
	Petroleum and Coal Products Manufacturing - 6.75%
13,200	Chevron Corp.	1,473,516
10,300	ConocoPhillips	668,985
9,000	Exxon Mobil Corp.	829,440
		2,971,941
	Professional, Scientific, and Technical Services - 0.35%
1,300	Amgen, Inc.	154,635
	Publishing Industries (except Internet) - 5.61%
49,500	Microsoft Corp.	1,873,575
18,700	Twenty-First Century Fox, Inc. - Class A	595,034
		2,468,609
	Rail Transportation - 2.96%
12,400	Norfolk Southern Corp.	1,148,116
900	Union Pacific Corp.	156,816
		1,304,932
	Telecommunications - 4.96%
38,900	AT&T, Inc.	1,296,148
18,500	Verizon Communications, Inc.	888,370
		2,184,518
	Transportation Equipment Manufacturing - 2.89%
14,800	Ford Motor Co.	221,408
4,400	General Dynamics Corp.	445,764
4,000	Lockheed Martin Corp.	603,640
		1,270,812
	Utilities - 3.80%
4,900	American Electric Power Co., Inc.	239,169
41,600	Exelon Corp.	1,206,400
5,500	Southern Co.	226,820
		1,672,389

	TOTAL COMMON STOCKS (Cost $37,812,000)	42,126,869

Shares	SHORT-TERM INVESTMENTS - 4.46%	Value
1,963,090	Invesco STIT-STIC Prime Portfolio, 0.06% (a)	1,963,090
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,963,090)	1,963,090

	Total Investments in Securities (Cost $39,775,090) - 100.13%	44,089,959
	Liabilities in Excess of Other Assets - (0.13)%	(58,927)
	TOTAL NET ASSETS - 100.00%	$44,031,032

	(a) Rate shown is the 7-day annualized yield as of January 31, 2014.

Note 1 – Securities Valuation

The Edgar Lomax Value Fund’s (the “Fund”) investments are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Investments in open-end mutual funds are valued at their net asset value per share. Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$1,647,975	$-	$-	$1,647,975
Finance and Insurance	7,214,323	-	-	7,214,323
Information	5,243,729	-	-	5,243,729
Manufacturing	18,870,787	-	-	18,870,787
Mining, Quarrying, and Oil and Gas Extraction	2,003,242	-	-	2,003,242
Professional, Scientific, and Technical Services	154,635	-	-	154,635
Retail Trade	3,800,321	-	-	3,800,321
Transportation and Warehousing	1,304,932	-	-	1,304,932
Utilities	1,672,389	-	-	1,672,389
Wholesale Trade	214,536	-	-	214,536
Total Common Stocks	42,126,869	-	-	42,126,869
Short-Term Investments	1,963,090	-	-	1,963,090
Total Investments in Securities	$44,089,959	$-	$-	$44,089,959

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at January 31, 2014, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended January 31, 2014.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows*:

Cost of investments	$39,815,717

Gross unrealized appreciation	5,435,204
Gross unrealized depreciation	(1,160,962)
Net unrealized appreciation	$4,274,242

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date      3/10/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas G. Hess
            Douglas G. Hess, President

Date      3/10/14

By (Signature and Title)*    /s/ Cheryl L. King
  Cheryl L. King, Treasurer

Date       3/10/14

* Print the name and title of each signing officer under his or her signature.